Earnings / (Loss) Per Share (Eps)	12 Months Ended
Dec. 31, 2025
Earnings / (Loss) Per Share (Eps) [Abstract]
EARNINGS / (LOSS) PER SHARE (EPS)
28	EARNINGS / (LOSS) PER SHARE (EPS)

Basic loss per share is computed using the weighted-average number of outstanding shares during the period. Diluted loss per share is computed using the treasury stock method to the extent that the effect is dilutive by using the weighted-average number of outstanding shares and potential shares during the period. The Group’s potential shares consist of incremental shares issuable upon (1) the assumed exercise of warrants, (2) the assumed vesting of unvested shares under GESP program, and (3) conversion of the outstanding convertible notes, excluding all anti-dilutive shares outstanding during the period. The Group used the if-converted method to calculate the dilutive impact for the above convertible instruments and adjusted the numerator for changes in profit or loss.

The following table reflects the loss and share data used in the basic and diluted loss per share calculations:

	2025	2024	2023
	USD	USD	USD
		(recast)	(recast)
Basic and diluted loss per share
Net loss attributable to the equity holders of the Parent	(89,469,672)	(63,554,582)	(15,813,351)
Shares used in computation:
Weighted-average shares outstanding	6,799,042	5,761,233	2,643,139

Basic net loss per share attributable to equity holders of the Parent	(13.16)	(11.03)	(5.98)

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these consolidated financial statements.

Since the Group was in a loss position for the years ended December 31, 2025, 2024 and 2023, basic net loss per share was the same as diluted net loss per share for the years presented. The potentially dilutive vested employee stock options and Convertible note (note 25) ( were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the years presented.

Effective August 1, 2025, the Group implemented a one-for-ten reverse stock split of its Ordinary Shares. Unless the context expressly dictates otherwise, all references to share and per share amounts referred to in these consolidated financial statements give effect to the reverse stock split. Further, the par value of each share was changed from USD 0.0001 to USD 0.001.

In accordance with IAS 33 Earnings per Share, the number of shares and related per-share amounts (including loss per share) presented in these consolidated financial statements have been retrospectively adjusted for all periods presented to reflect the reverse share split.

Impact on Loss Per Share

Year ended	(Restated reported)	(Previously reported)
Year ended December 31, 2024:
Net loss attributable to the equity holders of the Parent	(63,554,582)	(63,554,582)
Shares used in computation:	5,761,233	57,612,330
Basic net loss per share attributable to equity holders of the Parent	(11.03)	(1.10)

Year ended December 31, 2023:
Net loss attributable to the equity holders of the Parent	(15,813,351)	(15,813,351)
Shares used in computation:	2,643,139	26,431,390
Basic net loss per share attributable to equity holders of the Parent	(5.98)	(0.60)